Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net (loss)/ income	$ (14,851)	$ (52,549)	$ 41,805
Adjustments to reconcile net (loss) to net cash (used in)/ provided by operating activities:
Depreciation and amortization	72,760	92,370	75,933
Vessel impairment losses	32,677	27,201	0
Loss on sale of securities	0	19,435	0
Gain on debt repayment	0	(2,140)	0
Non cash accrued interest income and amortization of deferred revenue	(12,512)	(5,717)	0
Non cash accrued interest income from receivable from affiliates	(204)	0	0
Amortization and write-off of deferred finance cost and discount	9,744	4,003	3,727
Amortization of deferred drydock and special survey costs	6,725	6,381	4,043
Equity in net earnings of affiliated companies	(866)	59	(94)
Equity compensation expense	1,904	93	0
Allowance for doubtful accounts	1,495	0	0
Loss on vessel disposal	1,260	0	0
Gain on change in control	(4,068)	0	0
Changes in operating assets and liabilities:
Net decrease/ (increase) in restricted cash	435	(5,286)	(426)
(Increase)/ decrease in accounts receivable	(6,071)	(6,023)	9,279
(Increase)/ decrease in prepaid expenses and other current assets	(40)	(303)	173
Decrease in other long-term assets	0	61	20
Increase/ (decrease) in accounts payable	1,630	570	(1,118)
Increase/ (decrease) in accrued expenses	6,642	1,929	(1,107)
(Decrease)/ increase in deferred revenue	(2,200)	(1,000)	1,786
(Decrease)/ increase in amounts due to related parties	(11,105)	3,025	6,800
Increase in amounts due from related parties	(26,131)	(20,089)	0
Payments for dry dock and special survey costs	(3,290)	(5,493)	(17,545)
Net cash provided by operating activities	53,934	56,527	123,276
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	113,818	0	0
Deposits for vessels acquisitions	(9)	0	0
Deposit for option to acquire vessel	(2,770)	0	0
Acquisition of vessels and favorable lease terms, net of cash acquired	(158,241)	(15,341)	(147,830)
Change to acquisition of Navios Containers assets and favorable lease terms, net of cash	(115,884)	0	0
Repayments of notes receivable	4,687	0	0
Investment in affiliates	(10,000)	0	(700)
Loans receivable from affiliates	(9,005)	(450)	(771)
Note receivable from affiliates	(4,050)	0	0
Navios Containers repayment of seller’s credit to Navios Partners	14,000	0	0
Change in control of Navios Containers, including disposed cash	(19,757)	0	0
Proceeds from sale of securities	0	20,842	0
Net cash (used in)/ provided by investing activities	(187,211)	5,051	(149,301)
FINANCING ACTIVITIES:
Cash distributions paid	0	0	(132,306)
Net proceeds from issuance of general partner units	2,638	10	1,528
Proceeds from issuance of common units, net of offering cost	98,774	440	72,090
Common units issuance cost for Navios Europe I loans	(726)	0	0
Proceeds from long-term debt	514,703	29,000	79,819
Net decrease in restricted cash	1,407	5,347	(6,409)
Repayment of long-term debt and payment of principal	(546,465)	(104,624)	(60,696)
Deferred finance cost	(7,802)	(1,141)	(746)
Proceeds from long-term borrowing of Navios Containers, net of financing cost	60,111	0	0
Noncontrolling interest of Navios Containers	17,324	0	0
Net cash provided by/ (used in) financing activities	139,964	(70,968)	(46,720)
Increase/ (decrease) in cash and cash equivalents	6,687	(9,390)	(72,745)
Cash and cash equivalents, beginning of period	17,360	26,750	99,495
Cash and cash equivalents, end of period	24,047	17,360	26,750
Supplemental disclosures of cash flow information
Cash interest paid	26,630	26,694	26,787
Non cash financing activities
Equity compensation expense	1,904	93	0
Receivable from affiliates	(29,423)	0	0
Issuance of common units related to transfer of Navios Europe I loans	28,697	0	0
Non cash investing activities
Notes receivable	(7,540)
Notes receivable		6,112	0
Accrued interest on loan receivable from affiliates	$ 278	$ 238	$ 0